Other receivables (Details) - Schedule of other receivables - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
R&D tax credit receivable	SFr 470,958
Receivable from share issuance	255,187
Advance payments to suppliers		479
Value added tax receivable	168,851	38,337
Withholding tax receivable	7,336	6,087
Deposit credit cards		10,040
Other	15,501	25,918
Total other receivables	SFr 917,833	SFr 80,861